Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS' INNER CIRCLE FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Cardinal Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cardinal Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cardinal Small Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small capitalization companies. The Adviser defines small capitalization companies as companies with market capitalizations, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. The securities in which the Fund invests are primarily common stock and real estate investment trusts (“REITs”).

The Adviser uses a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that, in the view of the Adviser, are out of favor or undervalued relative to their peers. The Adviser emphasizes companies with the ability to generate discretionary cash flow after spending what is required to maintain the business at its current level of revenue, and to redeploy such cash flow to enhance value. The Adviser also looks for the following characteristics:

●	Stable and predictable business model

●	Motivated and competent management

●	Unduly depressed valuation

●	Catalyst for positive market revaluation

To manage risk, the Adviser seeks to adhere to a strong buy, hold and sell discipline. The Adviser may sell a security if (1) its expected return falls below certain levels due to price appreciation, (2) its market capitalization appreciates above the range of small capitalization securities, (3) there are, in the view of the Adviser, adverse changes in the fundamentals of the issuer, (4) the Adviser believes that the business model of the issuer becomes unpredictable, or (5) the Adviser believes better relative value exists elsewhere.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small Capitalization Companies Risk — The risk that small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small capitalization companies may be less liquid than the market for larger capitalization companies.

Value Style Risk — If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Manager Risk — The performance of the Fund is dependent upon the portfolio managers’ skill in making appropriate investments. The Adviser’s investment strategy may fail to produce the intended result. As a result, the Fund may underperform its benchmark or peers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-844-CCM-SEIC (1-844-226-7342) or by visiting the Fund’s website at www.cardcap.com/mutualfunds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-CCM-SEIC (1-844-226-7342)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cardcap.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
29.93%	(38.81)%
(12/31/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2022 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Cardinal Small Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCMSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,246
Annual Return 2015	rr_AnnualReturn2015	1.47%
Annual Return 2016	rr_AnnualReturn2016	18.22%
Annual Return 2017	rr_AnnualReturn2017	13.78%
Annual Return 2018	rr_AnnualReturn2018	(14.34%)
Annual Return 2019	rr_AnnualReturn2019	22.61%
Annual Return 2020	rr_AnnualReturn2020	(1.83%)
Annual Return 2021	rr_AnnualReturn2021	26.13%
Annual Return 2022	rr_AnnualReturn2022	(17.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.81%)
1 Year	rr_AverageAnnualReturnYear01	(17.81%)
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
Cardinal Small Cap Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.99%)
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
Cardinal Small Cap Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.42%)
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
Cardinal Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
KOPERNIK GLOBAL ALL-CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kopernik Global All-Cap Fund (the “Fund” or the “Global All-Cap Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold Class A Shares or Class I Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 33 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A – Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund plans to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies of any size. For purposes of the Fund’s 80% policy, equity securities include common and preferred stock, convertible securities, depositary receipts, and private placements. The Fund will invest at least 40% of its net assets in securities of issuers located outside the U.S. and may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

No more than 35% of the Fund’s net assets may be invested in securities of companies located in a single country, and the Fund’s net assets will be invested in securities of companies located in at least three different countries. As a result of the Adviser’s investment strategy, a large portion of the portfolio may be invested in a particular country or region.

In pursuing the Fund’s investment objective, the Adviser seeks to achieve its investment objective through an active, research-driven, fundamentals-based, value-oriented investment process. The Adviser adheres to disciplined, value-driven investment strategies that emphasize securities chosen through in-depth research and follows those securities over time to assess whether they continue to meet the purchase rationale.

The Adviser selects equity securities through bottom-up fundamental research. The Adviser’s research analysts continually evaluate companies within their defined investable universe based upon a variety of both qualitative and quantitative criteria. Quantitative measures include price-to-earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price-to-liquidation/replacement value. The qualitative analysis assists the research team in producing an understanding of franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage. The research-driven investment process seeks to add value through active management and by selecting securities of companies that, in the Adviser’s opinion, are misperceived and undervalued by the market. The Adviser makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity in addition to also considering securities across a company’s capital structure, including debt.

The Adviser may sell a security when the Adviser believes that it has found a better alternative, the security’s fundamentals have deteriorated, or the security’s value has appreciated and approached the Adviser’s estimated intrinsic value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund plans to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies of any size.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of its portfolio is invested in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I Shares’ performance from year to year and by showing how the Fund’s Class I Shares’ and Class A Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 855-887-4KGI or by visiting the Fund’s website at www.kopernikglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I Shares’ performance from year to year and by showing how the Fund’s Class I Shares’ and Class A Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-887-4KGI
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kopernikglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
37.76%	(18.46)%
(06/30/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2022 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

KOPERNIK GLOBAL ALL-CAP FUND | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KGGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2014	rr_AnnualReturn2014	(19.55%)
Annual Return 2015	rr_AnnualReturn2015	(12.13%)
Annual Return 2016	rr_AnnualReturn2016	52.00%
Annual Return 2017	rr_AnnualReturn2017	8.95%
Annual Return 2018	rr_AnnualReturn2018	(11.07%)
Annual Return 2019	rr_AnnualReturn2019	9.97%
Annual Return 2020	rr_AnnualReturn2020	37.23%
Annual Return 2021	rr_AnnualReturn2021	16.86%
Annual Return 2022	rr_AnnualReturn2022	(9.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.51%)
5 Years	rr_AverageAnnualReturnYear05	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
KOPERNIK GLOBAL ALL-CAP FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KGGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,010
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
5 Years	rr_AverageAnnualReturnYear05	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
KOPERNIK INTERNATIONAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kopernik International Fund (the “Fund” or the “International Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Class I Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, will invest primarily in equity securities of companies located throughout the world. The equity securities in which the Fund plans to invest include common and preferred stock, convertible securities, depositary receipts, and private placements. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in small capitalization companies. The Fund may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI. No more than 35% of the Fund’s net assets may be invested in securities of companies located in a single country. As a result of the Adviser’s investment strategy, a large portion of the portfolio may be invested in a particular country or region. The Fund may invest up to 15% of its net assets in U.S. domiciled businesses that have significant business activities outside the United States, as determined by the Adviser.

In pursuing the Fund’s investment objective, the Adviser seeks to achieve its investment objective through an active, research-driven, fundamentals-based, value-oriented investment process. The Adviser adheres to disciplined, value-driven investment strategies that emphasize securities chosen through in-depth research and follows those securities over time to assess whether they continue to meet the purchase rationale.

The Adviser selects equity securities through bottom-up fundamental research. The Adviser’s research analysts continually evaluate companies within their defined investable universe based upon a variety of both qualitative and quantitative criteria. Quantitative measures include price-to-earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price-to-liquidation/replacement value. The qualitative analysis assists the research team in producing an understanding of franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage. The research-driven investment process seeks to add value through active management and by selecting securities of companies that, in the Adviser’s opinion, are misperceived and undervalued by the market. The Adviser makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity in addition to also considering securities across a company’s capital structure, including debt.

The Adviser may sell a security when the Adviser believes that it has found a better alternative, the security’s fundamentals have deteriorated, or the security’s value has appreciated and approached the Adviser’s estimated intrinsic value. When the Adviser believes that market conditions are unfavorable to its style of investing, or is otherwise unable to locate attractive investment opportunities, the Fund may hold a higher level of cash or money market instruments. Due to a larger percentage of such holdings, the Fund may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of its portfolio is invested in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I Shares’ performance from year to year and by showing how the Fund’s Class I Shares’ and Investor Class Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available by calling 855-887-4KGI or by visiting the Fund’s website at www.kopernikglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I Shares’ performance from year to year and by showing how the Fund’s Class I Shares’ and Investor Class Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-887-4KGI
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kopernikglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
29.07%	(20.69)%
(06/30/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Investor Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2022 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I Shares only. After-tax returns for Investor Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

KOPERNIK INTERNATIONAL FUND | MSCI All Country World Index ex-US (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[5]
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KGIIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Annual Return 2016	rr_AnnualReturn2016	25.98%
Annual Return 2017	rr_AnnualReturn2017	10.50%
Annual Return 2018	rr_AnnualReturn2018	(6.25%)
Annual Return 2019	rr_AnnualReturn2019	16.36%
Annual Return 2020	rr_AnnualReturn2020	18.94%
Annual Return 2021	rr_AnnualReturn2021	16.60%
Annual Return 2022	rr_AnnualReturn2022	(14.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
1 Year	rr_AverageAnnualReturnYear01	(14.05%)
5 Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%	[5]
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%	[5]
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.87%)
5 Years	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[5]
KOPERNIK INTERNATIONAL FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KGIRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
1 Year	rr_AverageAnnualReturnYear01	(14.30%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[5]
RQSI GAA SYSTEMATIC GLOBAL MACRO FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RQSI GAA Systematic Global Macro Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RQSI GAA Systematic Global Macro Fund (the “Fund”) seeks total returns uncorrelated with the broad equity and fixed income markets.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. Instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. These instruments would generally include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund allocates its assets among four macro or broad asset classes (equities, fixed income, commodities and currencies) by taking long and/or short positions in futures contracts based on instruments in each asset class.

The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest to a significant extent in commodity futures contracts. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by RQSI.

A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of an underlying instrument at an agreed upon price and time. Agreeing to buy the underlying instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying instrument is called selling a futures contract or taking a short position in the contract. As the owner of a long position in a futures contract, the Fund will benefit from an increase in the price of the underlying instrument, and, as the owner of a short position, the Fund will benefit from a decrease in the price of the underlying instrument.

Through its investments in futures contracts (both directly and indirectly through the Subsidiary), the Fund will principally have exposure to (i) large-cap equity markets, (ii) investment-grade government securities of any maturity, (iii) interest rates, (iv) commodities and (v) currencies.

Under normal conditions, the Fund will have exposure to the equity markets, government securities, interest rates or currencies of at least three countries, including the United States, and will have exposure to non-U.S. equity markets, government securities, interest rates and currencies (measured on a gross basis) equal to at least 40% (or, if conditions are not favorable, at least 30%) of its total assets. From time to time, the Fund may focus its investments in a particular geographic region, such as Europe or Asia. In addition, the Fund will have exposure to commodities including in the energy sector, metals sector, grains sector and meats and softs sector (i.e., agricultural commodities that are not included in the grains sector). All of the commodity positions are held in futures contracts that are denominated in US Dollars.

The Fund purchases and sells futures contracts based on trading and sizing signals generated by a proprietary systematic global asset allocation (“GAA”) investment model designed by the Adviser that combines various quantitative investment strategies (e.g. econometric, technical and relative value) to seek to generate returns across asset classes and investment timeframes.

The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an instrument underlying a futures contract and results in increased volatility, which means that the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use futures contracts. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an instrument and may cause the Fund’s net asset value (“NAV”) to be volatile. A decline in the Fund’s assets due to losses magnified by futures contracts may require the Fund to liquidate portfolio positions to satisfy its obligations, or to meet redemption requests when it may not be advantageous to do so.

In order to earn income, the Fund may hold significant amounts of cash and cash equivalents.

When taking into account instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following list of risk factors describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

Systematic or Quantitative Process Risk – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Derivatives Risk – The Fund’s use of futures is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain derivatives may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

The Fund’s use of futures is also subject to the following risks of the underlying instruments:

●

Equity Risk – The market prices of equity securities may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

●

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

●

Commodity-Related Investments Risk – Exposure to the commodities markets (including via commodity futures contracts) may subject the Fund to greater volatility than investments in traditional securities. Temporary distortions of or other disruptions to the commodities markets may subject the Fund to losses.

●

Foreign Company Risk – Investing in foreign companies, either directly or through foreign futures contracts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

●

Foreign Currency Risk – Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

●

Geographic Focus Risk – The Fund’s investments may be focused in particular geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

●

Non-U.S. Government Securities Risk – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

●	U.S. Government Securities Risk – U.S. Government securities are not guaranteed against price movements due to changing interest rates.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”) for classification as a regulated investment company (“RIC”).

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Tax Risk – The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity futures. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity futures that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under Subchapter M of the Code, as described in more detail in the SAI. The tax treatment of the commodity futures in which the Fund invests may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund intends to hold commodity futures indirectly through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund has secured an opinion of counsel based on customary representations that to the extent of actual distributions made to the Fund from its Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income.” If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”) for classification as a regulated investment company (“RIC”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ and Retail Shares’ average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rqsifunds.com or by calling toll-free to 1-844-445-RQSI (1-844-445-7774).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ and Retail Shares’ average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-445-RQSI (1-844-445-7774)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rqsifunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
8.23%	(12.89)%
(06/30/2019)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Retail Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2022 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for Retail Shares will vary.

RQSI GAA SYSTEMATIC GLOBAL MACRO FUND | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RQSRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.92%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.02%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 226
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,788
1 Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2018
RQSI GAA SYSTEMATIC GLOBAL MACRO FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RQSGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.92%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,433
Annual Return 2019	rr_AnnualReturn2019	13.40%
Annual Return 2020	rr_AnnualReturn2020	(3.60%)
Annual Return 2021	rr_AnnualReturn2021	(2.77%)
Annual Return 2022	rr_AnnualReturn2022	1.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.89%)
1 Year	rr_AverageAnnualReturnYear01	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2018
RQSI GAA SYSTEMATIC GLOBAL MACRO FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2018
RQSI GAA SYSTEMATIC GLOBAL MACRO FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2018
RQSI GAA SYSTEMATIC GLOBAL MACRO FUND | Societe General Prime CTA Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2018

[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Cardinal Capital Management, L.L.C. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses (collectively, “Excluded Expenses”)) from exceeding 0.99% of the Fund’s Institutional Class shares’ average daily net assets until February 28, 2024 (the “Contractual Expense Limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including Excluded Expenses) and the Contractual Expense Limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the Contractual Expense Limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.
[3]	Kopernik Global Investors, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “Excluded Expenses”)) from exceeding 1.35% of the Fund’s Class A Shares’ average daily net assets and 1.10% of the Fund’s Class I Shares’ average daily net assets until February 28, 2024 (the “Contractual Expense Limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including Excluded Expenses) and the Contractual Expense Limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the Contractual Expense Limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.
[4]	You may be assessed a contingent deferred sales charge of 0.75% for purchases of Class A Shares over $1 million but less than $4 million, plus 0.50% of the amount over $4 million but less than $50 million, plus 0.25% of the amount over $50 million, if you redeem any of your Class A Shares within 18 months of purchase.
[5]	Class I Shares of the Fund were offered beginning June 30, 2015. Investor Class Shares of the Fund were offered beginning December 10, 2018. Index comparison begins June 30, 2015.
[6]	Kopernik Global Investors, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “Excluded Expenses”)) from exceeding 1.35% of the Fund’s Investor Class Shares’ average daily net assets and 1.10% of the Fund’s Class I Shares’ average daily net assets until February 28, 2024 (the “Contractual Expense Limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including Excluded Expenses) and the Contractual Expense Limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the Contractual Expense Limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.
[7]	Management Fees have been restated to reflect current fees.
[8]	The Fund invests in the RQSI GAA Systematic Global Macro Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the Fund and the Subsidiary.
[9]	Ramsey Quantitative Systems, Inc. (the “Adviser” or “RQSI”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.88% of the average daily net assets of each of the Fund’s share classes until February 28, 2024 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.